TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.8%
	EQUITY FUNDS - 97.8%
30,420	FlexShares Global Upstream Natural Resources Index Fund	$ 685,363
94,951	SPDR Portfolio S&P 400 Mid Cap ETF	2,405,109
19,727	SPDR Portfolio S&P 500 Growth ETF	705,043
26,606	SPDR Portfolio S&P 500 Value ETF	687,499
94,113	SPDR Portfolio Small Cap ETF	2,055,428
93,031	Vanguard FTSE Developed Markets ETF	3,101,653
63,163	Vanguard FTSE Emerging Markets ETF	2,119,119
8,269	Vanguard Global ex-U.S. Real Estate ETF	354,823
5,176	Vanguard Real Estate ETF +	361,544
18,219	Vanguard S&P 500 ETF	4,314,623
3,336	WisdomTree Emerging Markets SmallCap Dividend Fund	110,188
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,476,280)	16,900,392

	SHORT-TERM INVESTMENTS -2.5%
	MONEY MARKET FUND - 2.5%
432,794	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	432,794

	TOTAL SHORT-TERM INVESTMENTS (Cost - $432,794)	432,794

	TOTAL INVESTMENTS - 100.3% (Cost - $18,909,074)	$ 17,333,186
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%	(56,321)
	TOTAL NET ASSETS - 100.0%	$ 17,276,865

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $108,086 at March 31, 2020. The loaned securities were secured with non-cash collateral of $110,314. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 47.8%
17,477	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 2,158,584
36,156	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	1,062,986
44,117	SPDR Portfolio Short Term Corporate Bond ETF	1,334,539
28,757	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	818,712
11,327	Vanguard Intermediate-Term Treasury ETF	799,120
9,764	Vanguard Mortgage-Backed Securities ETF	532,138
66,702	Vanguard Short-Term Inflation-Protected Securities ETF	3,249,721
26,052	Vanguard Short-Term Treasury ETF	1,624,082
4,338	Vanguard Total International Bond ETF	244,056
24,322	Xtrackers USD High Yield Corporate Bond ETF	1,071,871
		12,895,809
	EQUITY FUNDS - 49.7%
36,309	FlexShares Global Upstream Natural Resources Index Fund	818,042
52,877	iShares Core S&P Mid-Cap ETF	1,339,374
15,068	iShares Core S&P Small-Cap ETF	538,530
72,014	SPDR Portfolio S&P 500 Growth ETF	1,860,842
49,475	SPDR Portfolio S&P 500 Value ETF	1,080,534
64,711	Vanguard FTSE Developed Markets ETF	2,157,465
48,614	Vanguard FTSE Emerging Markets ETF	1,631,000
18,410	Vanguard Global ex-U.S. Real Estate ETF	789,973
11,330	Vanguard Real Estate ETF +	791,401
10,138	Vanguard S&P 500 ETF	2,400,881
		13,408,042
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,587,119)	26,303,851

	SHORT-TERM INVESTMENTS - 9.0%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
1,084,680	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)(b)	1,084,680

	MONEY MARKET FUND - 5.0%
1,339,696	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (b)	1,339,696

	TOTAL SHORT TERM INVESTEMENTS (Cost - $2,424,376)	2,424,376

	TOTAL INVESTMENTS - 106.5% (Cost - $30,011,495)	$ 28,728,227
	OTHER ASSETS AND LIABILITIES - NET - (6.5)%	(1,763,520)
	TOTAL NET ASSETS - 100.0%	$ 26,964,707
ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $1,215,111 at March 31, 2020. The loaned securities were secured with cash collateral of $1,084,680 and non-cash collateral of $160,795. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31 2020.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.7%
	DEBT FUNDS - 68.8%
8,238	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 1,017,475
5,006	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund +	429,265
5,785	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	572,599
28,784	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +	846,250
42,764	SPDR Portfolio Short Term Corporate Bond ETF	1,293,611
8,963	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	255,177
10,089	Vanguard Intermediate-Term Treasury ETF	711,779
5,511	Vanguard Mortgage-Backed Securities ETF	300,349
46,017	Vanguard Short-Term Inflation-Protected Securities ETF	2,241,948
20,393	Vanguard Short-Term Treasury ETF	1,271,300
9,600	Vanguard Total International Bond ETF	540,096
2,971	Xtrackers USD High Yield Corporate Bond ETF +	130,932
		9,610,781
	EQUITY FUNDS - 29.9%
12,226	FlexShares Global Upstream Natural Resources Index Fund	275,452
21,883	iShares Core S&P Mid-Cap ETF	554,296
8,348	iShares Core S&P Small-Cap ETF	298,357
21,415	SPDR Portfolio S&P 500 Growth ETF	553,364
12,627	SPDR Portfolio S&P 500 Value ETF	275,774
20,810	Vanguard FTSE Developed Markets ETF	693,805
3,551	Vanguard FTSE Emerging Markets ETF	119,136
6,552	Vanguard Global ex-U.S. Real Estate ETF	281,146
4,036	Vanguard Real Estate ETF +	281,915
3,521	Vanguard S&P 500 ETF	833,843
		4,167,088
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,114,254)	13,777,869

	SHORT-TERM INVESTMENTS - 11.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 10.3%
1,440,989	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	1,440,989

	MONEY MARKET FUND - 1.4%
197,622	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	197,622

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,638,611)	1,638,611

	TOTAL INVESTMENTS - 110.4% (Cost - $15,752,865)	$ 15,416,480
	OTHER ASSETS AND LIABILITIES - NET - (10.4)%	(1,451,876)
	TOTAL NET ASSETS - 100.0%	$ 13,964,604

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $1,635,238 at March 31, 2020. The loaned securities were secured with cash collateral of $1,440,989 and non-cash collateral of $233,047. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.2%
4,963	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 612,980
21,036	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	598,895
5,626	Vanguard Mortgage-Backed Securities ETF	306,617
18,618	Vanguard Short-Term Inflation-Protected Securities ETF	907,069
9,774	Vanguard Short-Term Treasury ETF	609,311
21,002	Xtrackers USD High Yield Corporate Bond ETF +	925,558
		3,960,430
	EQUITY FUNDS - 84.8%
52,913	FlexShares Global Upstream Natural Resources Index Fund	1,192,130
129,841	iShares Core S&P Mid-Cap ETF	3,288,873
33,128	iShares Core S&P Small-Cap ETF	1,183,995
57,904	SPDR Portfolio S&P 500 Growth ETF	1,496,239
109,146	SPDR Portfolio S&P 500 Value ETF	2,383,749
152,853	Vanguard FTSE Developed Markets ETF	5,096,119
80,675	Vanguard FTSE Emerging Markets ETF	2,706,646
21,677	Vanguard Global ex-U.S. Real Estate ETF	930,160
8,703	Vanguard Real Estate ETF	607,905
26,611	Vanguard S&P 500 ETF	6,302,017
8,911	WisdomTree Emerging Markets SmallCap Dividend Fund	294,330
		25,482,163
	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,144,423)	29,442,593

	SHORT-TERM INVESTMENTS - 5.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
919,028	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	919,028

	MONEY MARKET FUND - 2.3%
680,362	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	680,362

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,599,390)	1,599,390

	TOTAL INVESTMENTS - 103.3% (Cost - $33,743,813)	$ 31,041,983
	OTHER ASSETS AND LIABILITIES - NET - (3.3)%	(1,003,875)
	TOTAL NET ASSETS - 100.0%	$ 30,038,108

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $898,921 at March 31, 2020. The loaned securities were secured with cash collateral of $919,028. The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 33.3%
19,291	iShares iBoxx $ Investment Grade Corporate Bond ETF	$ 2,382,631
142,280	SPDR Portfolio Short Term Corporate Bond ETF	4,303,970
32,697	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	930,884
6,765	Vanguard Intermediate-Term Treasury ETF	477,271
17,494	Vanguard Mortgage-Backed Securities ETF	953,423
57,884	Vanguard Short-Term Inflation-Protected Securities ETF	2,820,108
15,196	Vanguard Short-Term Treasury ETF	947,319
8,406	Vanguard Total International Bond ETF	472,922
54,432	Xtrackers USD High Yield Corporate Bond ETF +	2,398,818
		15,687,346
	EQUITY FUNDS - 64.6%
83,458	FlexShares Global Upstream Natural Resources Index Fund	1,880,309
146,809	iShares Core S&P Mid-Cap ETF	3,718,672
25,853	iShares Core S&P Small-Cap ETF	923,986
53,913	SPDR Portfolio S&P 500 Growth ETF	1,393,112
127,205	SPDR Portfolio S&P 500 Value ETF	2,778,157
168,470	Vanguard FTSE Developed Markets ETF	5,616,790
97,361	Vanguard FTSE Emerging Markets ETF	3,266,462
32,995	Vanguard Global ex-U.S. Real Estate ETF	1,415,816
13,531	Vanguard Real Estate ETF	945,140
35,704	Vanguard S&P 500 ETF	8,455,421
		30,393,865
	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,724,706)	46,081,211

	SHORT-TERM INVESTMENTS - 7.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.1%
2,420,920	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	2,420,920

	MONEY MARKET FUND - 2.6%
1,196,929	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)	1,196,929

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,617,849)	3,617,849

	TOTAL INVESTMENTS - 105.6% (Cost - $53,342,555)	$ 49,699,060
	OTHER ASSETS AND LIABILITIES - NET - (5.6)%	(2,617,872)
	TOTAL NET ASSETS - 100.0%	$ 47,081,188

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $2,367,954 at March 31, 2020. The loaned securities were secured with cash collateral of $2,420,920. The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 86.6%
	DEBT FUNDS - 42.9%
257,266	iShares iBoxx $ Investment Grade Corporate Bond ETF			$ 31,774,924
541,799	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +			15,928,891
659,236	SPDR Portfolio Short Term Corporate Bond ETF			19,941,889
408,370	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			11,626,294
166,687	Vanguard Intermediate-Term Treasury ETF			11,759,768
148,091	Vanguard Mortgage-Backed Securities ETF			8,070,959
962,797	Vanguard Short-Term Inflation-Protected Securities ETF			46,907,470
380,150	Vanguard Short-Term Treasury ETF			23,698,551
69,958	Vanguard Total International Bond ETF +			3,935,837
363,612	Xtrackers USD High Yield Corporate Bond ETF +			16,024,381
				189,668,964
	EQUITY FUNDS - 43.7%
511,621	FlexShares Global Upstream Natural Resources Index Fund			11,526,821
762,639	SPDR Portfolio S&P 400 Mid Cap ETF			19,317,646
217,073	SPDR Portfolio S&P 500 Growth ETF			7,758,189
1,046,539	SPDR Portfolio S&P 500 Value ETF			27,042,568
705,179	SPDR Portfolio Small Cap ETF			15,401,109
929,882	Vanguard FTSE Developed Markets ETF			31,002,266
677,151	Vanguard FTSE Emerging Markets ETF			22,718,416
274,486	Vanguard Global ex-U.S. Real Estate ETF +			11,778,194
169,269	Vanguard Real Estate ETF			11,823,440
147,481	Vanguard S&P 500 ETF			34,926,450
				193,295,099

	TOTAL EXCHANGE TRADED FUNDS (Cost - $395,700,831)			382,964,063

	SHORT-TERM INVESTMENTS - 14.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 6.7%
29,518,967	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			29,518,967

	MONEY MARKET FUNDS - 7.5%
33,380,582	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			33,380,582

	TOTAL SHORT-TERM INVESTMENTS (Cost - $62,899,549)			62,899,549

	TOTAL INVESTMENTS - 100.8% (Cost - $458,600,380)			$ 445,863,612
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%			(3,418,873)
	TOTAL NET ASSETS - 100.0%			$ 442,444,739

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $28,834,921 at March 31, 2020. The loaned securities were secured with cash collateral of $29,518,967. The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.
TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation/(Depreciation)
195	5 Year US Treasury Note June 2020	Bank of America Merrill Lynch	$ 24,445,200	$ 745,755

Short Contracts
436	MSCI EAFE Index Mini June 2020	Bank of America Merrill Lynch	33,992,740	(2,134,990)
731	MSCI Emerging Market June 2020	Bank of America Merrill Lynch	30,807,995	(378,310)
234	Russell 2000 Index E-Mini June 2020	Bank of America Merrill Lynch	13,426,920	(649,485)
515	S&P 500 Index E-Mini June 2020	Bank of America Merrill Lynch	66,169,775	(1,975,708)
160	S&P Midcap 400 Index E-Mini June 2020	Bank of America Merrill Lynch	23,004,800	(1,114,400)
				(6,252,893)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$ (5,507,138)

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 85.8%
	DEBT FUNDS - 11.6%
104,164	iShares iBoxx $ Investment Grade Corporate Bond ETF			$ 12,865,296
440,901	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			12,552,451
120,774	Vanguard Mortgage-Backed Securities ETF			6,582,183
392,584	Vanguard Short-Term Inflation-Protected Securities ETF			19,126,692
202,827	Vanguard Short-Term Treasury ETF			12,644,235
441,751	Xtrackers USD High Yield Corporate Bond ETF +			19,467,967
				83,238,824
	EQUITY FUNDS - 74.2%
1,104,465	FlexShares Global Upstream Natural Resources Index Fund			24,883,596
2,716,987	SPDR Portfolio S&P 400 Mid Cap ETF			68,821,281
703,044	SPDR Portfolio S&P 500 Growth ETF			25,126,793
1,210,832	SPDR Portfolio S&P 500 Value ETF +			31,287,899
2,283,818	SPDR Portfolio Small Cap ETF			49,878,585
3,199,890	Vanguard FTSE Developed Markets ETF			106,684,333
1,644,489	Vanguard FTSE Emerging Markets ETF			55,172,606
444,503	Vanguard Global ex-U.S. Real Estate ETF			19,073,624
182,778	Vanguard Real Estate ETF			12,767,043
555,314	Vanguard S&P 500 ETF			131,509,461
187,745	WisdomTree Emerging Markets SmallCap Dividend Fund			6,201,217
				531,406,438
	TOTAL EXCHANGE TRADED FUNDS (Cost - $641,220,395)			614,645,262

	SHORT-TERM INVESTMENTS - 9.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
21,632,713	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			21,632,713

	MONEY MARKET FUNDS - 6.7%
48,238,424	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			48,238,424

	TOTAL SHORT-TERM INVESTMENTS (Cost - $69,871,137)			69,871,137

	TOTAL INVESTMENTS - 95.5% (Cost - $711,091,532)			$ 684,516,399
	OTHER ASSETS AND LIABILITIES - NET - 4.5%			31,424,747
	TOTAL NET ASSETS - 100.0%			$ 715,941,146

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $21,362,086 at March 31, 2020. The loaned securities were secured with cash collateral of $21,632,713 and non-cash collateral of $206,842. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.
TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation/(Depreciation)
110	5 Year US Treasury Note June 2020	Bank of America Merrill Lynch	$ 13,789,600	$ 408,256

Short Contracts
1,223	MSCI EAFE Index Mini June 2020	Bank of America Merrill Lynch	95,351,195	(6,426,405)
1,584	MSCI Emerging Market June 2020	Bank of America Merrill Lynch	66,757,680	(666,810)
680	Russell 2000 Index E-Mini June 2020	Bank of America Merrill Lynch	39,018,400	(2,035,257)
1,186	S&P 500 Index E-Mini June 2020	Bank of America Merrill Lynch	152,383,210	(4,375,413)
430	S&P Midcap 400 Index E-Mini June 2020	Bank of America Merrill Lynch	61,825,400	(3,103,340)
				$ (16,607,225)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$ (16,198,969)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 85.3%
	DEBT FUNDS - 28.7%
263,410	iShares iBoxx $ Investment Grade Corporate Bond ETF			$ 32,533,769
1,944,083	SPDR Portfolio Short Term Corporate Bond ETF			58,808,511
446,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			12,697,620
91,367	Vanguard Intermediate-Term Treasury ETF +			6,445,942
243,489	Vanguard Mortgage-Backed Securities ETF			13,270,151
791,470	Vanguard Short-Term Inflation-Protected Securities ETF			38,560,418
204,454	Vanguard Short-Term Treasury ETF			12,745,662
744,680	Xtrackers USD High Yield Corporate Bond ETF +			32,818,048
				207,880,121
	EQUITY FUNDS - 56.6%
1,117,385	FlexShares Global Upstream Natural Resources Index Fund			25,174,684
1,998,916	SPDR Portfolio S&P 400 Mid Cap ETF			50,632,542
355,602	SPDR Portfolio S&P 500 Growth ETF +			12,709,215
734,919	SPDR Portfolio S&P 500 Value ETF			18,990,307
1,732,764	SPDR Portfolio Small Cap ETF			37,843,566
2,284,951	Vanguard FTSE Developed Markets ETF			76,180,267
1,294,037	Vanguard FTSE Emerging Markets ETF			43,414,941
449,659	Vanguard Global ex-U.S. Real Estate ETF			19,294,868
184,879	Vanguard Real Estate ETF			12,913,798
480,559	Vanguard S&P 500 ETF			113,805,982
				410,960,170
	TOTAL EXCHANGE TRADED FUNDS (Cost - $642,614,428)			618,840,291

	SHORT-TERM INVESTMENTS - 10.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
21,626,907	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			21,626,907

	MONEY MARKET FUNDS - 7.6%
55,323,701	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			55,323,701

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,950,608)			76,950,608

	TOTAL INVESTMENTS - 95.9% (Cost - $719,565,036)			$ 695,790,899
	OTHER ASSETS AND LIABILITIES - NET - 4.1%			29,747,862
	TOTAL NET ASSETS - 100.0%			$ 725,538,761

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $21,155,987 at March 31, 2020. The loaned securities were secured with cash collateral of $21,626,907. The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.
TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation/(Depreciation)
258	5 Year US Treasury Note June 2020	Bank of America Merrill Lynch	$ 32,342,880	$ 958,169

Short Contracts
969	MSCI EAFE Index Mini June 2020	Bank of America Merrill Lynch	75,548,085	(5,061,930)
1,346	MSCI Emerging Market June 2020	Bank of America Merrill Lynch	56,727,170	(834,390)
551	Russell 2000 Index E-Mini June 2020	Bank of America Merrill Lynch	31,616,380	(1,698,545)
991	S&P 500 Index E-Mini June 2020	Bank of America Merrill Lynch	127,328,635	(3,955,958)
353	S&P Midcap 400 Index E-Mini June 2020	Bank of America Merrill Lynch	50,754,340	(2,886,725)
				$ (14,437,548)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$ (13,479,379)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 86.7%
	DEBT FUNDS - 38.7%
69,451	iShares iBoxx $ Investment Grade Corporate Bond ETF			$ 8,577,893
129,225	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF +			3,799,215
244,080	SPDR Portfolio Short Term Corporate Bond ETF			7,383,420
133,268	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			3,794,140
34,277	Vanguard Intermediate-Term Treasury ETF +			2,418,242
49,487	Vanguard Mortgage-Backed Securities ETF			2,697,042
247,497	Vanguard Short-Term Inflation-Protected			12,058,054
95,897	Vanguard Short-Term Treasury ETF			5,978,219
22,918	Vanguard Total International Bond ETF			1,289,367
112,188	Xtrackers USD High Yield Corporate Bond ETF +			4,944,125
				52,939,717
	EQUITY FUNDS - 48.0%
157,855	FlexShares Global Upstream Natural Resources			3,556,473
282,365	SPDR Portfolio S&P 400 Mid Cap ETF			7,152,305
66,975	SPDR Portfolio S&P 500 Growth ETF			2,393,687
276,826	SPDR Portfolio S&P 500 Value ETF			7,153,184
271,969	SPDR Portfolio Small Cap ETF			5,939,803
322,769	Vanguard FTSE Developed Markets ETF			10,761,118
208,925	Vanguard FTSE Emerging Markets ETF			7,009,434
84,689	Vanguard Global ex-U.S. Real Estate ETF			3,634,005
52,226	Vanguard Real Estate ETF			3,647,986
60,672	Vanguard S&P 500 ETF			14,368,343
				65,616,338
	TOTAL EXCHANGE TRADED FUNDS (Cost - $122,833,654)			118,556,055

	SHORT-TERM INVESTMENTS - 13.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.2%
7,053,552	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			7,053,552

	MONEY MARKET FUND - 7.9%
10,849,941	STIT - Government & Agency Portfolio, Institutional Class - 0.43% (a)			10,849,941

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,903,493)			17,903,493

	TOTAL INVESTMENTS - 99.8% (Cost - $140,737,147)			$ 136,459,548
	OTHER ASSETS AND LIABILITIES - NET - 0.2%			268,467
	TOTAL NET ASSETS - 100.0%			$ 136,728,015

ETF - Exchange Traded Fund
+ All or a portion of this security is on loan. Total loaned securities had a value of $6,887,232 at March 31, 2020. The loaned securities were secured with cash collateral of $7,053,552. The Fund cannot pledge or resell the collateral.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2020.
TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2020 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation/(Depreciation)
55	5 Year US Treasury Note June 2020	Bank of America Merrill Lynch	$ 5,500,000	$ 211,386

Short Contracts
149	MSCI EAFE Index Mini June 2020	Bank of America Merrill Lynch	11,616,785	(717,845)
228	MSCI Emerging Market June 2020	Bank of America Merrill Lynch	9,609,060	(113,110)
91	Russell 2000 Index E-Mini June 2020	Bank of America Merrill Lynch	5,221,580	(219,138)
177	S&P 500 Index E-Mini June 2020	Bank of America Merrill Lynch	22,741,845	(486,575)
57	S&P Midcap 400 Index E-Mini June 2020	Bank of America Merrill Lynch	8,195,460	(328,155)
				$ (1,653,437)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$ (1,442,051)

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Portfolio may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Portfolio’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,900,392	$ -	$ -	$ 16,900,392
Short-Term Investment	432,794	-	-	432,794
Total	$ 17,333,186	$ -	$ -	$ 17,333,186

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 26,303,851	$ -	$ -	$ 26,303,851
Short-Term Investment	2,424,376	-	-	2,424,376
Total	$ 28,728,227	$ -	$ -	$ 28,728,227

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,777,869	$ -	$ -	$ 13,777,869
Short-Term Investment	1,638,611	-	-	1,638,611
Total	$ 15,416,480	$ -	$ -	$ 15,416,480

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,442,593	$ -	$ -	$ 29,442,593
Short-Term Investment	1,599,390	-	-	1,599,390
Total	$ 31,041,983	$ -	$ -	$ 31,041,983

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 46,081,211	$ -	$ -	$ 46,081,211
Short-Term Investment	3,617,849	-	-	3,617,849
Total	$ 49,699,060	$ -	$ -	$ 49,699,060

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 382,964,063	$ -	$ -	$ 382,964,063
Short-Term Investment	62,899,549	-	-	62,899,549
Long Futures Contracts **	745,755	-	-	745,755
Total	$ 446,609,367	$ -	$ -	$ 446,609,367

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$ 6,252,893	$ -	$ -	$ 6,252,893

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 614,645,262	$ -	$ -	$ 614,645,262
Short-Term Investment	69,871,137	-	-	69,871,137
Long Futures Contracts **	408,256	-	-	408,256
Total	$ 684,924,655	$ -	$ -	$ 684,924,655

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$ 16,607,225	$ -	$ -	$ 16,607,225

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 618,840,291	$ -	$ -	$ 618,840,291
Short-Term Investment	76,950,608	-	-	76,950,608
Long Futures Contracts **	958,169	-	-	958,169
Total	$ 696,749,068	$ -	$ -	$ 696,749,068

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$ 14,437,548	$ -	$ -	$ 14,437,548

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 118,556,055	$ -	$ -	$ 118,556,055
Short-Term Investment	17,903,493	-	-	17,903,493
Long Futures Contracts **	211,386	-	-	211,386
Total	$ 136,670,934	$ -	$ -	$ 136,670,934

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts **	$ 1,653,437	$ -	$ -	$ 1,653,437

The Portfolios did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

For the period ended March 31, 2020, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Gain/Loss
Managed Risk Balanced ETF Portfolio	$ 14,930,432
Managed Risk Growth ETF Portfolio	54,176,711
Managed Risk Moderate Growth ETF Portfolio	33,376,223
Managed Risk Flex ETF Portfolio	5,128,456

For the period ended March 31, 2020, the Portfolios had the following change in unrealized depreciation from futures contracts.

Portfolio	Net Change in Unrealized Depreciation
Managed Risk Balanced ETF Portfolio	$ (5,857,118)
Managed Risk Growth ETF Portfolio	(17,350,764)
Managed Risk Moderate Growth ETF Portfolio	(14,290,189)
Managed Risk Flex ETF Portfolio	(1,555,669)

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2020 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans - The Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio and Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2020 (Unaudited)

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TOPS Aggressive Growth ETF	$ 18,947,485	$ 643,861	$ (2,258,160)	$ (1,614,299)
TOPS Balanced ETF	30,101,904	532,955	(1,906,632)	(1,373,677)
TOPS Conservative ETF	15,792,969	283,444	(659,933)	(376,489)
TOPS Growth ETF	33,847,282	869,895	(3,675,194)	(2,805,299)
TOPS Moderate Growth ETF	53,483,433	1,081,378	(4,865,751)	(3,784,373)
TOPS Managed Risk Balanced ETF	460,480,854	9,089,107	(23,706,349)	(14,617,242)
TOPS Managed Risk Growth ETF	715,791,060	19,319,692	(50,594,353)	(31,274,661)
TOPS Managed Risk Moderate Growth ETF	723,677,984	16,086,551	(43,973,636)	(27,887,085)
TOPS Managed Risk Flex ETF	141,100,250	2,855,884	(7,496,586)	(4,640,702)